Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 155,792	£ 125,940
Cash collateral and settlement balances	130,873	79,486
Loans and advances at amortised cost	150,203	141,636
Reverse repurchase agreements and other similar secured lending	19,811	1,731
Trading portfolio assets	109,461	113,337
Financial assets at fair value through the income statement	155,540	129,470
Derivative financial instruments	307,650	229,641
Financial assets at fair value through other comprehensive income	55,161	45,406
Investments in associates and joint ventures	30	295
Goodwill and intangible assets	1,250	1,212
Property, plant and equipment	1,654	1,631
Current tax assets	984	898
Deferred tax assets	2,639	2,460
Retirement benefit assets	2,848	2,108
Other assets	2,062	1,421
Total Assets	1,095,958	876,672
Liabilities
Deposits at amortised cost	245,737	213,881
Cash collateral and settlement balances	113,341	67,682
Repurchase agreements and other similar secured borrowing	4,033	2,032
Debt securities in issue	50,496	33,536
Subordinated liabilities	36,965	33,425		£ 35,327
Trading portfolio liabilities	50,378	35,212
Financial liabilities designated at fair value	222,142	204,446
Derivative financial instruments	307,989	228,940
Current tax liabilities	310	320
Deferred tax liabilities	1,084	80
Retirement benefit liabilities	319	313
Other liabilities	5,385	5,239
Provisions	1,085	951
Total liabilities	1,039,264	826,057
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	8,323	8,323
Other reserves	6,319	3,235
Retained earnings	39,704	36,709
Total equity	56,694	50,615	£ 52,610	£ 47,711
Total liabilities and equity	£ 1,095,958	£ 876,672